Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

(in USD$Million)	2022	2021
Cash and cash equivalents	615	388
Other financial assets	955	408
Trade receivables and payables, net	(392)	423
Loans and borrowings	(16,113)	(15,514)
Other assets and liabilities, net	202	702
Net liability position	(14,733)	(13,593)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2022:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
1%	10,618	698,068
5%	53,092	3,490,342

Schedule of non-derivative hedging instrument

(US$Million)	2022	2021
Hedging instrument at the beginning of the period	4,972	1,300
Reassignment of hedging instruments	1,879	675
Realization of exports	(1,879)	(675)
Designation of new coverage	600	3,672
Hedging instrument at the end of the period	5,572	4,972

Schedule of movement in the other comprehensive income

	2022	2021	2020
Opening balance	(945,250)	(136,473)	(135,751)
Exchange difference	(4,317,263)	(1,533,743)	(201,967)
Reclassification to profit or loss	1,143,287	249,978	193,374
Ineffectiveness	6,625	24,496	9,779
Deferred income tax	1,638,602	450,492	(1,908)
Closing balance	(2,473,999)	(945,250)	(136,473)

	2022	2021	2020
Opening balance	4,366,336	1,494,926	1,130,583
Exchange difference	7,526,124	4,579,758	520,490
Deferred income tax	(2,538,389)	(1,708,348)	(156,147)
Closing balance	9,354,071	4,366,336	1,494,926

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2023	1,910,677	(887,863)	1,022,814
2024	884,199	(410,875)	473,324
2025	878,587	(408,267)	470,320
2026	864,459	(401,702)	462,757
2027	26,104	(12,130)	13,974
2028	25,561	(11,878)	13,683
2029	24,526	(11,397)	13,129
2030	7,468	(3,470)	3,998
	4,621,581	(2,147,582)	2,473,999

Schedule of Analysis of age of financial assets that are past due but not impaired

	2022	2021
Less than 3 months overdue	171,896	332,249
Between 3 and 6 months overdue	67,985	7,103
More than 6 months overdue	456,046	4,418
	695,927	343,770

Schedule of financial instruments by type of interest rate

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets *	Liabilities	Plan Assets
+100 basis points	(57,833)	842,534	(346,784)
–100 basis points	57,833	(887,053)	352,209

Schedule of how entity manages liquidity risk

The following is a summary of the maturity of financial liabilities as of December 31, 2022. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$4,810.20 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	22,915,877	58,620,843	39,406,585	49,615,059	170,558,364
Trade and other payables	19,937,704	62,647	—	—	20,000,351
	42,853,581	58,683,490	39,406,585	49,615,059	190,558,715

Schedule of leverage ratio

	2022	2021
Loans and borrowings (Note 20)	115,134,839	95,060,928
Cash and cash equivalents (Note 6)	(15,401,058)	(14,549,906)
Other financial assets (Note 9)	(2,725,871)	(2,934,734)
Net financial debt	97,007,910	77,576,288
Equity (Note 24)	113,903,089	90,583,772
Leverage (1)	45.99%	46.13%

(1)Net financial debt / (Net financial debt + Equity)

Cash flow hedging
Risk management
Schedule of non-derivative hedging instrument

Company	Derivative instrument	2022	2021
Red de Energía del Perú (1)	Cross currency swap	48,195	106,333
Intervial Chile (2)	Cross currency swap	77,229	30,769
Ruta del Maipo (3)	Cross currency swap	—	11,042
		125,424	148,144